Shareholders' Equity (Information About Share Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	195,085	1,234,199
Weighted average remaining contractual life in years	6 years 3 months	7 years 15 days
Weighted average exercise price	$ 3.15	$ 3.31
Number exercisable	395,395	412,395
Weighted average exercise price, exercisable	$ 3.29	$ 3.26
2.98-3.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.98
Exercise Prices, maximum	$ 3.29
Number Outstanding	276,395
Weighted average remaining contractual life in years	11 months 23 days
Weighted average exercise price	$ 2.98
Number exercisable	276,395
Weighted average exercise price, exercisable	$ 2.98
3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 3.0
Number Outstanding	54,000
Weighted average remaining contractual life in years	2 years 8 months 27 days
Weighted average exercise price	$ 3.0
Number exercisable	54,000
Weighted average exercise price, exercisable	$ 3.0
5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 5.0
Number Outstanding	10,000
Weighted average remaining contractual life in years	3 years 4 months 13 days
Weighted average exercise price	$ 5.0
Number exercisable	10,000
Weighted average exercise price, exercisable	$ 5.0
6.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 6.15
Number Outstanding	10,000
Weighted average remaining contractual life in years	3 years 6 months 29 days
Weighted average exercise price	$ 6.15
Number exercisable	10,000
Weighted average exercise price, exercisable	$ 6.15
4.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 4.5
Number Outstanding	30,000
Weighted average remaining contractual life in years	4 years 22 days
Weighted average exercise price	$ 4.5
Number exercisable	30,000
Weighted average exercise price, exercisable	$ 4.5
3.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 3.95
Number Outstanding	15,000
Weighted average remaining contractual life in years	4 years 2 months 23 days
Weighted average exercise price	$ 3.95
Number exercisable	15,000
Weighted average exercise price, exercisable	$ 3.95
3.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 3.76
Number Outstanding	540,500
Weighted average remaining contractual life in years	8 years 29 days
Weighted average exercise price	$ 3.76
Number exercisable
Weighted average exercise price, exercisable	$ 3.76
2.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 2.86
Number Outstanding	40,000
Weighted average remaining contractual life in years	8 years 6 months
Weighted average exercise price	$ 2.86
Number exercisable
Weighted average exercise price, exercisable	$ 2.86
2.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 2.01
Number Outstanding	55,000
Weighted average remaining contractual life in years	8 years 9 months
Weighted average exercise price	$ 2.01
Number exercisable
Weighted average exercise price, exercisable	$ 2.01
0.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 0.0
Number Outstanding	30,180
Weighted average remaining contractual life in years	8 years 11 months 27 days
Weighted average exercise price	$ 0.0
Number exercisable
Weighted average exercise price, exercisable	$ 0.0
1.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 1.82
Number Outstanding	30,000
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average exercise price	$ 1.82
Number exercisable
Weighted average exercise price, exercisable	$ 1.82
1.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 1.81
Number Outstanding	34,010
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average exercise price	$ 1.81
Number exercisable
Weighted average exercise price, exercisable	$ 1.81
1.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 1.4
Number Outstanding	70,000
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average exercise price	$ 1.4
Number exercisable
Weighted average exercise price, exercisable	$ 1.4